Submission	Jun. 16, 2025
Submission [Line Items]
Central Index Key	0001335105
Registrant Name	Lixte Biotechnology Holdings, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES